Financing Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivables [Abstract]
Accrued interest receivable	¥ 139	¥ 39
Allowance of accrued interest	200	200
Current year net provision	¥ 265,700	¥ 100,500	¥ 32,800